Leases - Charters-in (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Time charter hire expense	$ 22.0
Lease component costs	13.0
Non-lease operation costs	$ 9.0
Remaining average term	4 years
Discount rate	5.29%
One time costs	$ 22.4